LONG-TERM INCENTIVE COMPENSATION (Tables)	12 Months Ended
Dec. 29, 2018
Long-Term Incentive Compensation
Summary of stock-based compensation expense and the related recognized tax benefit
(In millions)	2018	2017	2016

Stock-based compensation expense	$34.3	$30.2	$27.2
Tax benefit	4.7	4.3	8.5

Schedule of weighted-average assumptions of options granted during the year
2016

Risk-free interest rate	1.75%
Expected stock price volatility	24.58%
Expected dividend yield	2.58%
Expected option term	6.5 years

Schedule of stock option activity

	Number of options (in thousands)	Weighted-average exercise price	Weighted-average remaining contractual life (in years)	Aggregate intrinsic value (in millions)

Outstanding at December 30, 2017	543.6	$44.22	4.94	$38.4
Exercised	(32.0)	30.69

Outstanding at December 29, 2018	511.6	$45.06	4.00	$22.4
Options vested and expected to vest at December 29, 2018	503.6	44.60	3.95	22.3
Options exercisable at December 29, 2018	370.5	$34.06	2.70	$20.3

Performance Units (PUs)
Long-Term Incentive Compensation
Information related to awarded PUs

	Number of PUs (in thousands)	Weighted- average grant-date fair value

Unvested at December 30, 2017	485.1	$68.15
Granted at target	121.6	120.25
Adjustment for above-target performance(1)	112.9	50.55
Vested	(236.4)	50.53
Forfeited/cancelled	(30.4)	79.41

Unvested at December 29, 2018	452.8	$86.20

(1)	Reflects adjustments for the vesting of awards based on above-target performance for the 2015-2017 performance period.

Market-leveraged stock units (MSUs)
Long-Term Incentive Compensation
Information related to awarded MSUs

	Number of MSUs (in thousands)	Weighted- average grant-date fair value

Unvested at December 30, 2017	403.6	$70.07
Granted at target	118.0	117.75
Adjustments for above-target performance(1)	177.9	63.75
Vested	(373.9)	64.24
Forfeited/cancelled	(22.0)	80.38

Unvested at December 29, 2018	303.6	$90.33

(1)	Reflects adjustments for the vesting of awards based on above-target performance for each of the tranches of awards vesting in 2018.

Restricted Stock Units (RSUs)
Long-Term Incentive Compensation
Summary of information related to awarded RSUs

	Number of RSUs (in thousands)	Weighted- average grant-date fair value

Unvested at December 30, 2017	140.4	$72.62
Granted	22.9	106.44
Vested	(72.4)	69.80
Forfeited/cancelled	(2.2)	68.41

Unvested at December 29, 2018	88.7	$83.72